UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5440

MFS INTERMEDIATE INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

July 31, 2017

MFS® INTERMEDIATE INCOME TRUST

PORTFOLIO OF INVESTMENTS

7/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 91.3%
Apparel Manufacturers - 0.6%
Coach, Inc., 4.125%, 7/15/2027	$3,285,000	$3,307,062

Asset-Backed & Securitized - 5.2%
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	$253,030	$253,228
Babson CLO Ltd., 2013-IIA, “BR”, FRN, 3.553%, 1/18/2025 (n)	2,166,331	2,171,202
Capital One Multi-Asset Execution Trust, 2016-A4, “A4”, 1.33%, 6/15/2022	2,880,000	2,858,599
Chesapeake Funding II LLC, 2016-1A, “A2”, FRN, 2.375%, 3/15/2028 (n)	1,221,908	1,229,736
Colony Starwood Homes, 2016-2A, “A”, FRN, 2.475%, 12/17/2033 (n)	1,895,654	1,915,489
Credit Acceptance Auto Loan Trust, 2015-2A, “A”, 2.4%, 2/15/2023 (n)	2,126,000	2,133,034
Credit Suisse Mortgage Capital Certificate, 5.695%, 9/15/2040	106,663	106,508
Drive Auto Receivables Trust, 2016-CA, “A3”, 1.67%, 11/15/2019 (n)	2,030,000	2,030,001
Drive Auto Receivables Trust, 2017-AA, “A3”, 1.77%, 1/15/2020 (n)	1,040,000	1,040,560
Dryden Senior Loan Fund CLO, 2014-34A, “CR”, FRN, 3.453%, 10/15/2026 (n)	824,972	831,951
Enterprise Fleet Financing LLC, 2017-1, “A2”, 2.13%, 7/20/2022 (n)	850,000	853,393
Exeter Automobile Receivables Trust, 2015-2A, “A”, 1.54%, 11/15/2019 (n)	86,319	86,292
Exeter Automobile Receivables Trust, 2017-1A, “A”, 1.96%, 3/15/2021 (n)	645,459	644,309
Falcon Franchise Loan LLC, FRN, 7.328%, 1/05/2023 (i)(z)	192,824	7,899
Flagship Credit Auto Trust, 2016-1, “A”, 2.77%, 12/15/2020 (n)	226,202	227,804
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/2025 (n)	339,000	341,885
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/2026 (n)	1,247,000	1,259,425
Ford Credit Floorplan Master Owner Trust, 2015-1, “A2”, FRN, 1.625%, 1/15/2020	2,470,000	2,472,912
GMF Floorplan Owner Revolving Trust, 2017-A1, “A”, 2.22%, 1/18/2022 (n)	1,290,000	1,298,791
GO Financial Auto Securitization Trust, 2015-2, “A”, 3.27%, 11/15/2018 (n)	17,739	17,740
Hertz Fleet Lease Funding LP, 2016-1, “A2”, 1.96%, 4/10/2030 (n)	992,444	994,507
Loomis, Sayles & Co., CLO, “A1”, FRN, 2.833%, 10/15/2027 (n)	1,117,883	1,123,011
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	576,843	577,126
SPS Servicer Advance Receivables Trust, 2016-T1, “AT1”, 2.53%, 11/16/2048 (n)	2,360,000	2,340,735
Tricon American Homes 2015-SFR1, Trust “1A”, FRN, 2.589%, 11/17/2033 (n)	1,300,000	1,293,918

		$28,110,055
Automotive - 0.8%
General Motors Financial Co., 3.95%, 4/13/2024	$4,000,000	$4,068,312

Broadcasting - 0.3%
Time Warner, Inc., 3.8%, 2/15/2027	$1,406,000	$1,421,480

Brokerage & Asset Managers - 0.4%
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	$2,388,000	$2,417,277

Business Services - 0.3%
Fidelity National Information Services, Inc., 2.85%, 10/15/2018	$665,000	$672,441
Fidelity National Information Services, Inc., 5%, 10/15/2025	751,000	846,278

		$1,518,719
Cable TV - 1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	$1,350,000	$1,450,715
Cox Communications, Inc., 3.25%, 12/15/2022 (n)	2,925,000	2,930,209
Cox Communications, Inc., 3.15%, 8/15/2024 (z)	1,720,000	1,722,024
Time Warner Cable, Inc., 4%, 9/01/2021	2,770,000	2,906,273

		$9,009,221

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Chemicals - 1.3%
Dow Chemical Co., 8.55%, 5/15/2019	$2,490,000	$2,781,051
LyondellBasell Industries N.V., 5%, 4/15/2019	336,000	350,831
Sherwin-Williams Co., 3.125%, 6/01/2024	4,000,000	4,058,276

		$7,190,158
Computer Software - 0.8%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, 6/01/2019 (n)	$1,140,000	$1,167,027
Microsoft Corp., 3.125%, 11/03/2025	3,110,000	3,196,442

		$4,363,469
Computer Software - Systems - 0.5%
Apple, Inc., 3.35%, 2/09/2027	$2,700,000	$2,774,374

Conglomerates - 0.2%
General Electric Capital Corp., 6%, 8/07/2019	$338,000	$366,819
Roper Technologies, Inc., 2.8%, 12/15/2021	651,000	658,216

		$1,025,035
Consumer Products - 1.2%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$2,274,000	$2,401,728
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	4,000,000	3,987,208

		$6,388,936
Defense Electronics - 0.3%
BAE Systems Holdings, Inc., 6.375%, 6/01/2019 (n)	$1,400,000	$1,508,419

Electrical Equipment - 0.3%
Molex Electronic Technologies LLC, 2.878%, 4/15/2020 (n)	$1,703,000	$1,715,149

Emerging Market Quasi-Sovereign - 1.3%
Corporacion Financiera de Desarrollo S.A., 3.25%, 7/15/2019 (n)	$1,337,000	$1,362,470
Corporacion Financiera de Desarrollo S.A., 4.75%, 2/08/2022 (n)	228,000	244,247
Petroleos Mexicanos, 6%, 3/05/2020	2,970,000	3,203,561
Sinopec Capital (2013) Ltd., 3.125%, 4/24/2023 (n)	733,000	734,466
State Grid International Development Co. Ltd., 1.75%, 5/22/2018 (n)	1,330,000	1,326,925

		$6,871,669
Emerging Market Sovereign - 0.4%
Republic of Poland, 5%, 3/23/2022	$772,000	$854,604
State of Qatar, 2.375%, 6/02/2021 (n)	1,105,000	1,090,414

		$1,945,018
Energy - Integrated - 0.7%
BP Capital Markets PLC, 4.5%, 10/01/2020	$853,000	$918,393
BP Capital Markets PLC, 4.742%, 3/11/2021	1,810,000	1,977,096
Petro-Canada, 6.05%, 5/15/2018	904,000	933,409

		$3,828,898
Financial Institutions - 0.2%
GE Capital International Funding Co., 2.342%, 11/15/2020	$984,000	$994,568

Food & Beverages - 4.2%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	$6,000,000	$6,101,436
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023	2,308,000	2,394,827
Coca-Cola Bottling Co. Consolidated, 3.8%, 11/25/2025	3,120,000	3,205,201
Kerry Group Financial Services, 3.2%, 4/09/2023 (n)	2,850,000	2,839,583

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Food & Beverages - continued
Kraft Heinz Foods Co., 6.125%, 8/23/2018	$2,380,000	$2,488,937
Tyson Foods, Inc., 4.5%, 6/15/2022	1,447,000	1,577,052
Want Want China Finance Co., 1.875%, 5/14/2018 (n)	1,430,000	1,426,333
Wm. Wrigley Jr. Co., 2.4%, 10/21/2018 (n)	613,000	617,160
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	1,876,000	1,938,745

		$22,589,274
Food & Drug Stores - 0.5%
CVS Health Corp., 3.875%, 7/20/2025	$2,479,000	$2,599,844

Insurance - 1.4%
American International Group, Inc., 3.75%, 7/10/2025	$2,808,000	$2,894,944
American International Group, Inc., 3.9%, 4/01/2026	2,850,000	2,958,300
Metropolitan Life Global Funding I, 2%, 4/14/2020 (n)	1,600,000	1,597,757

		$7,451,001
Insurance - Property & Casualty - 1.1%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$3,110,000	$3,156,622
AXIS Capital Holdings Ltd., 5.875%, 6/01/2020	1,610,000	1,762,205
Marsh & McLennan Cos., Inc., 2.35%, 9/10/2019	1,260,000	1,269,114

		$6,187,941
International Market Quasi-Sovereign - 1.4%
Bank Nederlandse Gemeenten N.V., 1.375%, 3/19/2018 (n)	$1,746,000	$1,745,658
Dexia Credit Local S.A., 1.875%, 9/15/2021 (n)	2,510,000	2,459,526
Dexia Credit Local S.A., 2.25%, 1/30/2019 (n)	3,280,000	3,301,540

		$7,506,724
Internet - 0.3%
Baidu, Inc., 2.75%, 6/09/2019	$1,510,000	$1,522,551

Major Banks - 11.5%
Bank of America Corp., 6.875%, 4/25/2018	$1,000,000	$1,036,725
Bank of America Corp., 2.151%, 11/09/2020	750,000	749,445
Bank of America Corp., 3.124% to 1/20/2022, FRN to 1/20/2023	5,400,000	5,494,905
Bank of America Corp., 4.125%, 1/22/2024	2,876,000	3,061,951
Bank of America Corp., 4.183%, 11/25/2027	2,285,000	2,359,717
Barclays PLC, 3.25%, 1/12/2021	3,848,000	3,924,733
Commonwealth Bank of Australia, 5%, 10/15/2019 (n)	2,560,000	2,722,463
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	915,000	1,036,238
Credit Suisse Group AG, “A”, 3.574%, 1/09/2023 (n)	1,500,000	1,539,168
Goldman Sachs Group, Inc., 2%, 4/25/2019	260,000	260,680
Goldman Sachs Group, Inc., 5.75%, 1/24/2022	1,924,000	2,167,996
Goldman Sachs Group, Inc., 3%, 4/26/2022	1,720,000	1,742,740
Goldman Sachs Group, Inc., 2.908% to 6/05/2022, FRN to 6/05/2023	1,750,000	1,752,818
HSBC Holdings PLC, 3.262% to 3/13/2022, FRN to 3/13/2023	4,000,000	4,096,560
ING Bank N.V., 5.8%, 9/25/2023 (n)	2,912,000	3,306,981
JPMorgan Chase & Co., 2.2%, 10/22/2019	2,090,000	2,103,211
JPMorgan Chase & Co., 4.625%, 5/10/2021	2,890,000	3,129,387
Lloyds Bank PLC, 3.75%, 1/11/2027	1,400,000	1,421,944
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021	1,140,000	1,161,799
Morgan Stanley, 6.625%, 4/01/2018	1,532,000	1,580,764
Morgan Stanley, 5.625%, 9/23/2019	640,000	687,733
Morgan Stanley, 3.7%, 10/23/2024	1,816,000	1,879,391
Morgan Stanley, 3.875%, 1/27/2026	5,400,000	5,583,233

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
Skandinaviska Enskilda Banken AB, 2.45%, 5/27/2020 (n)	$1,810,000	$1,826,898
UBS Group Funding (Jersey) Ltd., 3%, 4/15/2021 (n)	2,505,000	2,552,738
UBS Group Funding (Jersey) Ltd., FRN, 2.735%, 9/24/2020 (n)	1,680,000	1,716,414
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	2,449,000	2,601,017

		$61,497,649
Medical & Health Technology & Services - 0.4%
Laboratory Corp. of America Holdings, 2.625%, 2/01/2020	$2,120,000	$2,143,250

Medical Equipment - 0.4%
Abbott Laboratories, 3.4%, 11/30/2023	$2,285,000	$2,352,613

Metals & Mining - 1.8%
Barrick Gold Corp., 4.1%, 5/01/2023	$857,000	$928,491
Freeport-McMoRan, Inc., 2.375%, 3/15/2018	1,090,000	1,088,638
Freeport-McMoRan, Inc., 3.1%, 3/15/2020	1,740,000	1,729,125
Glencore Funding LLC, 2.125%, 4/16/2018 (n)	1,270,000	1,270,279
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	1,518,000	1,581,093
Glencore Funding LLC, 4%, 4/16/2025 (n)	880,000	893,328
Kinross Gold Corp., 5.95%, 3/15/2024	1,897,000	2,067,730

		$9,558,684
Midstream - 0.9%
Enbridge, Inc., 4.25%, 12/01/2026	$2,700,000	$2,851,284
Kinder Morgan Energy Partners LP, 3.5%, 3/01/2021	1,854,000	1,902,165

		$4,753,449
Mortgage-Backed - 1.5%
Fannie Mae, 5.5%, 9/01/2017 - 2/01/2018	$12,409	$12,442
Fannie Mae, 4.5%, 3/01/2019	227,973	233,220
Fannie Mae, 5%, 5/01/2019 - 12/01/2020	58,170	59,575
Fannie Mae, 6.5%, 11/01/2031	951,472	1,099,339
Fannie Mae, FRN, 1.284%, 12/25/2017	105,531	105,475
Fannie Mae, FRN, 1.582%, 5/25/2018	876,024	876,664
Freddie Mac, 5.5%, 9/01/2017 - 6/01/2020	306,273	316,461
Freddie Mac, 3.882%, 11/25/2017	1,052,042	1,053,315
Freddie Mac, 5%, 6/01/2019	135,598	138,886
Freddie Mac, 4.224%, 3/25/2020	2,249,154	2,371,032
Freddie Mac, 6%, 5/01/2021 - 8/01/2034	41,366	44,239
Freddie Mac, 3.243%, 4/25/2027	935,000	965,864
Ginnie Mae, 6%, 6/15/2033 - 10/15/2036	607,583	690,038
Ginnie Mae, 6.157%, 4/20/2058	48,415	53,271

		$8,019,821
Network & Telecom - 1.6%
AT&T, Inc., 3.4%, 5/15/2025	$5,400,000	$5,319,578
AT&T, Inc., 3.9%, 8/14/2027	2,000,000	1,997,900
British Telecommunications PLC, 2.35%, 2/14/2019	1,330,000	1,339,255

		$8,656,733
Oils - 0.6%
Marathon Petroleum Corp., 3.625%, 9/15/2024	$1,003,000	$1,020,515
Valero Energy Corp., 3.4%, 9/15/2026	2,353,000	2,333,016

		$3,353,531

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Other Banks & Diversified Financials - 2.6%
Citizens Bank N.A., 2.55%, 5/13/2021	$910,000	$913,250
Compass Bank, 2.875%, 6/29/2022	1,826,000	1,824,935
Discover Bank, 3.1%, 6/04/2020	1,152,000	1,180,055
First Republic Bank, 2.375%, 6/17/2019	578,000	581,825
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)	2,556,000	3,095,955
Lloyds Bank PLC, 2.3%, 11/27/2018	780,000	785,565
Lloyds Bank PLC, 5.8%, 1/13/2020 (n)	2,080,000	2,260,785
SunTrust Banks, Inc., 2.7%, 1/27/2022	1,803,000	1,815,783
SunTrust Banks, Inc., 3.3%, 5/15/2026	1,473,000	1,456,015

		$13,914,168
Personal Computers & Peripherals - 0.1%
Equifax, Inc., 2.3%, 6/01/2021	$759,000	$755,175

Pharmaceuticals - 2.6%
Actavis Funding SCS, 3.45%, 3/15/2022	$3,000,000	$3,121,275
Biogen, Inc., 2.9%, 9/15/2020	1,420,000	1,457,377
Celgene Corp., 2.125%, 8/15/2018	2,220,000	2,230,094
Gilead Sciences, Inc., 3.65%, 3/01/2026	3,740,000	3,899,317
Shire Acquisitions Investments Ireland Designated Activity Co., 2.875%, 9/23/2023	3,000,000	2,994,390

		$13,702,453
Real Estate - Retail - 0.1%
Kimco Realty Corp., REIT, 6.875%, 10/01/2019	$690,000	$757,416

Retailers - 0.5%
Alimentation Couche-Tard, Inc., 2.7%, 7/26/2022 (z)	$2,700,000	$2,707,290

Specialty Chemicals - 0.2%
Airgas, Inc., 3.05%, 8/01/2020	$870,000	$893,131

Supranational - 0.6%
Corporacion Andina de Fomento, 4.375%, 6/15/2022	$2,950,000	$3,201,222

Telecommunications - Wireless - 2.0%
American Tower Corp., 3.55%, 7/15/2027	$4,000,000	$3,972,680
American Tower Trust I, REIT, 1.551%, 3/15/2018 (n)	1,540,000	1,537,488
Crown Castle International Corp., 3.65%, 9/01/2027	947,000	947,586
Rogers Communications, Inc., 6.8%, 8/15/2018	1,490,000	1,568,732
SBA Tower Trust, 2.877%, 7/09/2021 (n)	586,000	583,621
SBA Tower Trust, 2.898%, 10/15/2044 (n)	1,920,000	1,930,919

		$10,541,026
Tobacco - 0.7%
Reynolds American, Inc., 8.125%, 6/23/2019	$1,316,000	$1,465,773
Reynolds American, Inc., 6.875%, 5/01/2020	1,340,000	1,508,031
Reynolds American, Inc., 3.25%, 6/12/2020	614,000	633,410

		$3,607,214
Transportation - Services - 0.5%
TTX Co., 2.6%, 6/15/2020 (n)	$2,450,000	$2,462,843

U.S. Government Agencies and Equivalents - 0.7%
AID-Ukraine, 1.847%, 5/29/2020	$2,500,000	$2,509,375
Small Business Administration, 6.35%, 4/01/2021	107,311	112,657

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Government Agencies and Equivalents - continued
Small Business Administration, 6.34%, 5/01/2021	$87,565	$91,880
Small Business Administration, 6.44%, 6/01/2021	99,470	104,429
Small Business Administration, 6.625%, 7/01/2021	113,215	119,021
Small Business Administration, 5.34%, 11/01/2021	326,380	339,939
Small Business Administration, 4.93%, 1/01/2024	185,966	196,414
Small Business Administration, 5.36%, 11/01/2025	269,068	287,596
Small Business Administration, 5.39%, 12/01/2025	217,122	232,307

		$3,993,618
U.S. Treasury Obligations - 32.6%
U.S. Treasury Notes, 1.75%, 11/30/2021	$65,000,000	$64,977,120
U.S. Treasury Notes, 0.75%, 4/30/2018	90,000,000	89,683,560
U.S. Treasury Notes, 1.75%, 2/28/2022	3,210,000	3,203,606
U.S. Treasury Notes, 1.625%, 5/15/2026 (f)	17,420,000	16,550,359

		$174,414,645
Utilities - Electric Power - 4.0%
Dominion Resources, Inc., 3.9%, 10/01/2025	$2,641,000	$2,763,231
E.ON International Finance B.V., 5.8%, 4/30/2018 (n)	3,000,000	3,084,210
Emera U.S. Finance LP, 2.15%, 6/15/2019	670,000	671,467
Enel Americas S.A., 4%, 10/25/2026	252,000	253,890
Enel Finance International S.A., 6.25%, 9/15/2017 (n)	2,240,000	2,251,545
Eversource Energy, 2.5%, 3/15/2021	1,000,000	999,642
Exelon Corp., 3.497%, 6/01/2022	2,365,000	2,448,785
FirstEnergy Corp., 3.9%, 7/15/2027	2,827,000	2,849,435
NextEra Energy Capital Holdings, Inc., 2.3%, 4/01/2019	1,714,000	1,727,345
Oncor Electric Delivery Co., 4.1%, 6/01/2022	2,206,000	2,354,519
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	546,000	592,749
Transelec S.A., 4.625%, 7/26/2023 (n)	927,000	986,096
Transelec S.A., 4.25%, 1/14/2025 (n)	228,000	235,371

		$21,218,285
Total Bonds		$488,819,370

Short-Term Obligations (y) - 0.9%
Bank of Nova Scotia, 1.44%, due 9/01/2017	$5,000,000	$5,001,000

Money Market Funds - 8.3%
MFS Institutional Money Market Portfolio, 1.08% (v)	44,323,938	$44,323,938
Total Investments		$538,144,308

Other Assets, Less Liabilities - (0.5)%		(2,910,979)
Net Assets - 100.0%		$535,233,329

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $97,126,900 representing 18.1% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(y)	The rate shown represents an annualized yield at time of purchase.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Alimentation Couche-Tard, Inc., 2.7%, 7/26/2022	7/19/17	$2,697,497	$2,707,290
Cox Communications, Inc., 3.15%, 8/15/2024	7/24/17	1,717,626	1,722,024
Falcon Franchise Loan LLC, FRN, 7.328%, 1/05/2023	1/18/02	7,899	7,899
Total Restricted Securities			$4,437,213
% of Net assets			0.8%

The following abbreviations are used in this report and are defined:

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

Derivative Contracts at 7/31/17

Forward Foreign Currency Exchange Contracts at 7/31/17

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
AUD	4,469,012	USD	3,539,225	Morgan Stanley Capital Services, Inc.	8/10/2017	$35,629
CAD	5,639,614	USD	4,505,459	JPMorgan Chase Bank N.A.	8/10/2017	18,670
DKK	9,466,576	USD	1,482,469	Morgan Stanley Capital Services, Inc.	8/10/2017	25,074
EUR	531,777	USD	621,544	Barclays Bank PLC	10/19/2017	10,607
EUR	17,267,682	USD	20,108,388	Morgan Stanley Capital Services, Inc.	8/10/2017	341,579
EUR	24,072,200	USD	28,138,308	Morgan Stanley Capital Services, Inc.	10/19/2017	477,581
GBP	9,405,477	USD	12,258,601	Morgan Stanley Capital Services, Inc.	8/10/2017	154,219
JPY	305,140,293	USD	2,745,326	Morgan Stanley Capital Services, Inc.	8/10/2017	23,437
NOK	7,569,996	USD	944,296	Morgan Stanley Capital Services, Inc.	8/10/2017	18,638
NZD	56,234	USD	41,765	Morgan Stanley Capital Services, Inc.	8/10/2017	460
SEK	11,649,976	USD	1,417,298	Morgan Stanley Capital Services, Inc.	8/10/2017	26,282
USD	2,796,338	JPY	305,140,293	Goldman Sachs International	8/10/2017	27,575

						$1,159,751

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 7/31/17 - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized (Depreciation)
USD	1,433,638	DKK	9,466,576	Goldman Sachs International	8/10/2017	$(73,904)
USD	19,544,512	EUR	17,267,682	Goldman Sachs International	8/10/2017	(905,456)
USD	895,821	NOK	7,569,996	Goldman Sachs International	8/10/2017	(67,114)
USD	1,350,038	SEK	11,649,976	Goldman Sachs International	8/10/2017	(93,542)
USD	3,375,892	AUD	4,469,012	JPMorgan Chase Bank N.A.	8/10/2017	(198,962)
USD	40,429	NZD	56,234	JPMorgan Chase Bank N.A.	8/10/2017	(1,796)
USD	4,188,568	CAD	5,639,614	Merrill Lynch International	8/10/2017	(335,561)
USD	12,142,706	GBP	9,405,477	Merrill Lynch International	8/10/2017	(270,114)
USD	28,346,857	EUR	24,603,977	Morgan Stanley Capital Services, Inc.	10/19/2017	(901,183)

						$(2,847,632)

Futures Contracts at 7/31/17

Description	Long/Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Long	USD	155	$18,313,008	September - 2017	$8,841
U.S. Treasury Note 10 yr	Long	USD	383	48,216,109	September - 2017	11,232

						$20,073

At July 31, 2017, the fund had cash collateral of $760,000 and liquid securities with an aggregate value of $605,201 to cover any collateral or margin obligations for derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

7/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$178,408,263	$—	$178,408,263
Non-U.S. Sovereign Debt	—	19,524,632	—	19,524,632
U.S. Corporate Bonds	—	177,345,937	—	177,345,937
Residential Mortgage-Backed Securities	—	11,229,228	—	11,229,228
Commercial Mortgage-Backed Securities	—	114,407	—	114,407
Asset-Backed Securities (including CDOs)	—	24,786,241	—	24,786,241
Foreign Bonds	—	77,410,662	—	77,410,662
Short-Term Securities	—	5,001,000	—	5,001,000
Mutual Funds	44,323,938	—	—	44,323,938
Total Investments	$44,323,938	$493,820,370	$—	$538,144,308

Other Financial Instruments
Futures Contracts – Assets	$20,073	$—	$—	$20,073
Forward Foreign Currency Exchange Contracts – Assets	—	1,159,751	—	1,159,751
Forward Foreign Currency Exchange Contracts – Liabilities	—	(2,847,632)	—	(2,847,632)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$530,876,678
Gross unrealized appreciation	8,306,785
Gross unrealized depreciation	(1,039,155)
Net unrealized appreciation (depreciation)	$7,267,630

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,232,328	256,448,621	(221,357,011)	44,323,938

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$1,327	$—	$130,910	$44,323,938

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMEDIATE INCOME TRUST

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: September 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: September 15, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 15, 2017

*	Print name and title of each signing officer under his or her signature.